Note 14 - Trade and Other Receivables	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
14
       Trade and other receivables

	December 31,
	2020	2019

Bullion sales receivable	4,027	2,987
VAT receivables	1,169	1,765
Deferred consideration on the disposal of subsidiary	1,099	1,991
Deposits for stores and equipment and other receivables	875	169
	7,170	6,912

The net carrying value of trade receivables is considered a reasonable approximation of fair value and are short-term in nature.
No
provision for expected credit losses were recognised as all scheduled payments were received up to the date of approval of these financial statements and non-payment of Trade and other receivables were not
foreseen. The Bullion sales receivable was received after the quarter end.